Governmental Loans - Summary of Company's Long-term Debt Facilities Arising From Financing Activities (Detail) $ in Millions	9 Months Ended
Dec. 31, 2024 CAD ($)
Federal AMF Loan [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	$ 31.7
Movement in the period	(5.1)
Ending balance	26.6
Federal AMF Loan [Member] | Governmental Loan Issued [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	39.2
Movement in the period	(7.5)
Ending balance	31.7
Federal AMF Loan [Member] | Governmental loan benefit recognized immediately [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	(26.5)
Movement in the period	0.0
Ending balance	(26.5)
Federal AMF Loan [Member] | Acretion of governmental loan benefit [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	18.8
Movement in the period	2.4
Ending balance	21.2
Provincial MENDM Loan [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	49.0
Movement in the period	1.8
Ending balance	50.8
Provincial MENDM Loan [Member] | Governmental Loan Issued [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	60.0
Movement in the period	(1.2)
Ending balance	58.8
Provincial MENDM Loan [Member] | Governmental loan benefit recognized immediately [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	(26.4)
Movement in the period	0.0
Ending balance	(26.4)
Provincial MENDM Loan [Member] | Acretion of governmental loan benefit [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	15.5
Movement in the period	3.0
Ending balance	18.5
Federal SIF Loan [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	9.4
Movement in the period	0.5
Ending balance	9.9
Federal SIF Loan [Member] | Governmental Loan Issued [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	15.0
Movement in the period	0.0
Ending balance	15.0
Federal SIF Loan [Member] | Governmental loan benefit recognized immediately [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	(9.2)
Movement in the period	0.0
Ending balance	(9.2)
Federal SIF Loan [Member] | Acretion of governmental loan benefit [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	3.6
Movement in the period	0.5
Ending balance	4.1
Federal SIF Loan (EAF) [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	53.5
Movement in the period	17.8
Ending balance	71.3
Federal SIF Loan (EAF) [Member] | Governmental Loan Issued [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	139.9
Movement in the period	43.8
Ending balance	183.7
Federal SIF Loan (EAF) [Member] | Governmental loan benefit recognized immediately [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	(90.4)
Movement in the period	(29.9)
Ending balance	(120.3)
Federal SIF Loan (EAF) [Member] | Acretion of governmental loan benefit [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	4.0
Movement in the period	3.9
Ending balance	7.9
Government Loans [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	143.6
Movement in the period	15.0
Ending balance	158.6
Government Loans [Member] | Governmental Loan Issued [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	254.2
Movement in the period	35.1
Ending balance	289.3
Government Loans [Member] | Governmental loan benefit recognized immediately [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	(152.5)
Movement in the period	(29.9)
Ending balance	(182.4)
Government Loans [Member] | Acretion of governmental loan benefit [Member]
Disclosure Details Of Governmental Loans [Line Items]
Beginning balance	41.9
Movement in the period	9.8
Ending balance	$ 51.7